Summary of Principal Accounting Policies - VIE Arrangements (Details)	12 Months Ended
Dec. 31, 2020
Foreign owned subsidiaries economic ownership in variable interest entities
Term of loan agreement	20 years
Term of each shareholder voting right proxy agreement	20 years
Automatic extended term of shareholder voting right proxy agreement	1 year
Minimum
Foreign owned subsidiaries economic ownership in variable interest entities
Written notice for extension prior to expiration under shareholder voting right proxy agreement period	30 days
Beijing Leju | Shanghai SINA Leju
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%
Leju Hao Fang | Shanghai Yi Yue
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%
Beijing Jiajujiu | Beijing Maiteng
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership interest (as a percent)	100.00%